Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments
	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2023
Revenue	618,830	72,966	-	-	691,796

Profit/(loss) before taxes	48,750	16,515	(266,906)	15,892	(185,749)
Income tax expense	(14,174)	(4,136)	-	(6,889)	(25,199)
Profit/(loss) from continuing operations	34,576	12,379	(266,906)	9,003	(210,948)

Depreciation and amortization	65,659	25,056	-	224	90,939
Financing income	(6,038)	(5,641)	-	(27,682)	(39,361)
Financing expenses	48,182	16,790	-	1,361	66,333
Other items:
Losses related to ZIM	-	-	860	-	860
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	156,636	-	-	156,636
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	4,878	-	-	4,878
Share of changes in fair value of derivative financial instruments	-	(2,168)	-	-	(2,168)
Share in (profit)/loss of associated companies	-	(65,566)	266,046	-	200,480
	107,803	129,985	266,906	(26,097)	478,597

Adjusted EBITDA	156,553	146,500	-	(10,205)	292,848

Segment assets	1,673,149	1,102,939	-	629,196	3,405,284
Investments in associated companies	-	703,156	-	-	703,156
					4,108,440
Segment liabilities	1,423,624	609,958	-	4,634	2,038,216

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2022
Revenue	516,668	57,289	-	-	573,957

Profit before taxes	23,728	61,039	305,376	(2,504)	387,639
Income tax expense	(9,522)	(9,892)	-	(18,566)	(37,980)
Profit/(loss) from continuing operations	14,206	51,147	305,376	(21,070)	349,659

Depreciation and amortization	47,134	15,519	-	223	62,876
Financing income	(10,301)	(25,197)	-	(9,188)	(44,686)
Financing expenses	42,062	7,521	-	814	50,397
Other items:
Losses related to ZIM	-	-	727,650	-	727,650
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	167,862	-	-	167,862
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	2,978	-	-	2,978
Share of changes in fair value of derivative financial instruments	-	2,383	-	-	2,383
Share in profit of associated companies	-	(85,149)	(1,033,026)	-	(1,118,175)
	78,895	85,917	(305,376)	(8,151)	(148,715)

Adjusted EBITDA	102,623	146,956	-	(10,655)	238,924

Segment assets	1,503,811	552,569	-	636,263	2,692,643
Investments in associated companies	-	652,358	427,059	-	1,079,417
					3,772,060
Segment liabilities	1,226,395	241,468	-	8,279	1,476,142

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2021
Revenue	437,043	50,720	-	-	487,763

(Loss)/profit before taxes	(57,040)	(60,709)	1,260,789	(263,398)	879,642
Income tax benefit/(expense)	10,155	13,696	-	(28,176)	(4,325)
(Loss)/profit from continuing operations	(46,885)	(47,013)	1,260,789	(291,574)	875,317

Depreciation and amortization	44,296	13,102	-	242	57,640
Financing income	(2,730)	(37)	-	(167)	(2,934)
Financing expenses	119,392	24,640	-	263	144,295
Other items:
Losses related to Qoros	-	-	-	251,483	251,483
Losses related to ZIM	-	-	204	-	204
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	105,668	-	-	105,668
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	929	-	-	929
Share of changes in fair value of derivative financial instruments	-	44,901	-	-	44,901
Share in losses/(profit) of associated companies	419	10,425	(1,260,993)	-	(1,250,149)
	161,377	199,628	(1,260,789)	251,821	(647,963)

Adjusted EBITDA	104,337	138,919	-	(11,577)	231,679

Segment assets	1,481,149	431,474	-	226,337	2,138,960
Investments in associated companies	-	545,242	1,354,212	-	1,899,454
					4,038,414
Segment liabilities	1,324,217	218,004	-	215,907	1,758,128

Schedule of Major Customers and Percentage of Group's Total Revenues
	2023		2022			2021
Customer	Total revenues	Percentage of revenues of the Group	Total revenues		Percentage of revenues of the Group	Total revenues		Percentage of revenues of the Group

Customer 1	99,945	14.45%	107,081		18.66%	93,959		19.26%
Customer 2	79,000	11.42%	73,518		12.81%	70,801		14.52%
Customer 3	71,013	10.27%	-	*	- *	-	*	- *

* Represents an amount less than 10% of the revenues.

Schedule of Information Based on Geographic Areas
	For the year ended December 31,
	2023	2022	2021
	$ Thousands
Israel	618,830	516,668	437,043
United States	72,966	57,289	50,720
Total revenue	691,796	573,957	487,763

Schedule of Detailed Information About Groups Non Current Assets On Basis Of Geographic Location Explanatory
	As at December 31,
	2023	2022
	$ Thousands
Israel	1,290,652	1,050,386
United States	745,442	392,734
Others	15	96
Total non-current assets	2,036,109	1,443,216

* Composed of property, plant and equipment and intangible assets.